Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2050 Portfolio℠
September 30, 2024
VF-2050-NPRT3-1124
1.903287.115
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	216,655	2,032,223
Fidelity International Bond Index Fund (a)	3,700	34,777
Fidelity Long-Term Treasury Bond Index Fund (a)	917,141	9,299,813
VIP High Income Portfolio - Initial Class (a)	94,272	469,477
TOTAL BOND FUNDS (Cost $12,596,127)		11,836,290

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	247,180	15,525,404
VIP Equity-Income Portfolio - Initial Class (a)	428,259	12,543,716
VIP Growth & Income Portfolio - Initial Class (a)	530,898	17,275,411
VIP Growth Portfolio - Initial Class (a)	219,539	25,725,534
VIP Mid Cap Portfolio - Initial Class (a)	93,639	3,955,295
VIP Value Portfolio - Initial Class (a)	417,249	8,770,577
VIP Value Strategies Portfolio - Initial Class (a)	239,408	4,340,467
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,645,226)		88,136,404

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,914,450	24,198,651
VIP Overseas Portfolio - Initial Class (a)	1,676,700	49,546,485
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,018,041)		73,745,136

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $134,259,394)	173,717,830
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,167)
NET ASSETS - 100.0%	173,696,663

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,917,638	790,330	1,747,320	22,501	(168,135)	239,710	2,032,223
Fidelity International Bond Index Fund	748,858	222,226	935,221	5,085	(20,829)	19,743	34,777
Fidelity Long-Term Treasury Bond Index Fund	8,334,937	4,176,176	3,266,902	233,364	(123,752)	179,354	9,299,813
VIP Contrafund Portfolio - Initial Class	11,607,631	3,511,050	2,954,251	46,145	104,262	3,256,712	15,525,404
VIP Emerging Markets Portfolio - Initial Class	17,693,952	6,816,211	4,170,305	15,468	66,273	3,792,520	24,198,651
VIP Equity-Income Portfolio - Initial Class	9,412,299	3,440,593	2,132,918	53,197	33,481	1,790,261	12,543,716
VIP Government Money Market Portfolio - Initial Class	-	302,237	302,237	1,296	-	-	-
VIP Growth & Income Portfolio - Initial Class	12,938,462	3,966,839	2,384,446	86,299	(6,969)	2,761,525	17,275,411
VIP Growth Portfolio - Initial Class	19,223,689	6,103,261	4,616,207	283,055	118,587	4,896,204	25,725,534
VIP High Income Portfolio - Initial Class	368,791	125,155	58,283	160	(131)	33,945	469,477
VIP Investment Grade Bond II Portfolio - Initial Class	2,521,673	602,912	3,096,092	504	(22,247)	(6,246)	-
VIP Mid Cap Portfolio - Initial Class	2,946,366	1,142,199	650,652	55,325	9,349	508,033	3,955,295
VIP Overseas Portfolio - Initial Class	37,794,234	11,947,580	5,984,627	145,928	27,322	5,761,976	49,546,485
VIP Value Portfolio - Initial Class	6,565,327	2,771,193	1,345,049	143,725	5,668	773,438	8,770,577
VIP Value Strategies Portfolio - Initial Class	3,249,042	1,442,268	725,804	46,211	6,812	368,149	4,340,467
	136,322,899	47,360,230	34,370,314	1,138,263	29,691	24,375,324	173,717,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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